Investments and loan receivable (Tables)	6 Months Ended
Jun. 30, 2022
Investments and loan receivable
Schedule of investments and loan receivable

	At June 30,	At December 31,
	2022	2021
Loan receivable	$—	$39.7
	$—	$39.7

Equity investments	$210.6	$235.1
Warrants	2.6	0.8
	$213.2	$235.9

Schedule of equity method investments

	At June 30,	At December 31,
	2022	2021
Labrador Iron Ore Royalty Corporation ("LIORC")	$139.3	$187.4
SLM California	37.4	—
Other	33.9	47.7
	$210.6	$235.1

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	For the three months ended		For the six months ended
	June 30,		June 30,
	2022	2021	2022	2021
(Loss) gain on changes in the fair value of equity investments at FVTOCI	$(88.4)	$53.5	$(65.8)	$74.9
Income tax recovery (expense) in other comprehensive income	11.6	(6.8)	8.7	(9.6)
(Loss) gain on changes in the fair value of equity investments at FVTOCI, net of income tax	$(76.8)	$46.7	$(57.1)	$65.3